UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  650 Madison Ave
          25th Floor
          New York, New York 10022

13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2213


Signature, Place and Date of Signing:

/s/ Michael C. Antonacci.       New York, New York            February 14, 2012
-------------------------    --------------------------    ---------------------
     [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:     $758,382
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-14591                            Lakewood Capital Partners LP

2.         028-14592                            Lakewood Capital Advisors, LLC


                                                        FORM 13F INFORMATION TABLE
                                                      Lakewood Capital Management, LP
                                                             December 31, 2011




COL 1                         COL  2            COL 3      COL 4         COL 5           COL 6           COL 7        COL 8

                              TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS    SOLE   SHARED  NONE
--------------                ---------         ------     --------- --------  ---- ---- -----------     -----   -----  ------- ----
AEROPOSTALE                   COM               007865108   6,258      410,332 SH        SHARED-DEFINED  1, 2      410,332
AON CORP                      COM               037389103  42,036      898,200 SH        SHARED-DEFINED  1, 2      898,200
ARLINGTON ASSET INVT CORP     CL A NEW          041356205   5,719      268,103 SH        SHARED-DEFINED  1, 2      268,103
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105  46,628    1,759,546 SH        SHARED-DEFINED  1, 2    1,759,546
AXIS CAPITAL HOLDINGS         SHS               G0692U109   4,865      152,215 SH        SHARED-DEFINED  1, 2      152,215
BENCHMARK ELECTRS INC         COM               08160H101     335       24,890 SH        SHARED-DEFINED  1, 2       24,890
CME GROUP INC                 COM               12572Q105  46,934      192,615 SH        SHARED-DEFINED  1, 2      192,615
COEUR D ALENE MINES CORP IDA  COM NEW           192108504   2,248       93,110 SH        SHARED-DEFINED  1, 2       93,110
CONVERGYS CORP                COM               212485106  18,484    1,447,433 SH        SHARED-DEFINED  1, 2    1,447,433
CSG SYS INTL INC              COM               126349109   8,606      585,048 SH        SHARED-DEFINED  1, 2      585,048
CVR ENERGY INC                COM               12662P108  12,216      652,205 SH        SHARED-DEFINED  1, 2      652,205
DANA HLDG CORP                COM               235825205  12,916    1,063,035 SH        SHARED-DEFINED  1, 2    1,063,035
DESARROLLADORA HOMEX S A DE   SPONSORED ADR     25030W100   5,189      307,558 SH        SHARED-DEFINED  1, 2      307,558
E M C CORP MASS               COM               268648102  20,075      932,010 SH        SHARED-DEFINED  1, 2      932,010
EXPEDIA INC DEL               COM NEW           30212P303  10,386      357,894 SH        SHARED-DEFINED  1, 2      357,894
FIRST MAJESTIC SILVER CORP    COM               32076V103     718       42,664 SH        SHARED-DEFINED  1, 2       42,664
FORTUNE BRANDS HOME & SEC IN  COM               34964C106  11,731      688,855 SH        SHARED-DEFINED  1, 2      688,855
GENERAL MTRS CO               JR PFD CNV SRB    37045V209  30,641      894,615 SH        SHARED-DEFINED  1, 2      894,615
GLOBAL X FDS                  SILVER MNR ETF    37950E853   1,746       82,681 SH        SHARED-DEFINED  1, 2       82,681
GRIFOLS S A                   SPONSORED ADR     398438309   1,291      233,400 SH        SHARED-DEFINED  1, 2      233,400
HECLA MNG CO                  COM               422704106   1,761      336,634 SH        SHARED-DEFINED  1, 2      336,634
HEIDRICK & STRUGGLES INTL IN  COM               422819102   7,175      333,093 SH        SHARED-DEFINED  1, 2      333,093
INGRAM MICRO INC              CL A              457153104  59,832    3,289,285 SH        SHARED-DEFINED  1, 2    3,289,285
INNOSPEC INC                  COM               45768S105   2,805       99,935 SH        SHARED-DEFINED  1, 2       99,935
KKR FINANCIAL HLDGS LLC       COM               48248A306  16,086    1,842,592 SH        SHARED-DEFINED  1, 2    1,842,592
LIFE TECHNOLOGIES CORP        COM               53217V109  40,857    1,050,034 SH        SHARED-DEFINED  1, 2    1,050,034
MICROSOFT CORP                COM               594918104  26,577    1,023,780 SH        SHARED-DEFINED  1, 2    1,023,780
NEWS CORP                     CL B              65248E203  52,381    2,881,226 SH        SHARED-DEFINED  1, 2    2,881,226
ORACLE CORP                   COM               68389X105  55,968    2,182,000 SH        SHARED-DEFINED  1, 2    2,182,000
PACKAGING CORP AMER           COM               695156109  17,121      678,346 SH        SHARED-DEFINED  1, 2      678,346
PRIMERICA INC                 COM               74164M108  39,822    1,713,499 SH        SHARED-DEFINED  1, 2    1,713,499
SANOFI                        RIGHT 12/31/2020  80105N113   1,917    1,597,100 SH        SHARED-DEFINED  1, 2    1,597,100
SHAW GROUP INC                COM               820280105   6,981      259,500 SH        SHARED-DEFINED  1, 2      259,500
SPECTRUM BRANDS HLDGS INC     COM               84763R101  24,754      903,435 SH        SHARED-DEFINED  1, 2      903,435
STAG INDL INC                 COM               85254J102  12,244    1,067,478 SH        SHARED-DEFINED  1, 2    1,067,478
STATE STR CORP                COM               857477103  10,161      252,072 SH        SHARED-DEFINED  1, 2      252,072
TRIPADVISOR INC               COM               896945201   9,023      357,894 SH        SHARED-DEFINED  1, 2      357,894
TRIPLE-S MGMT CORP            CL B              896749108     753       37,592 SH        SHARED-DEFINED  1, 2       37,592
WAL MART STORES INC           COM               931142103  26,801      448,475 SH        SHARED-DEFINED  1, 2      448,475
WELLPOINT INC                 COM               94973V107  22,439      338,707 SH        SHARED-DEFINED  1, 2      338,707
XEROX CORP                    COM               984121103  11,878    1,492,150 SH        SHARED-DEFINED  1, 2    1,492,150
YPF SOCIEDAD ANONIMA          SPON ADR CL D     984245100  22,027      635,161 SH        SHARED-DEFINED  1, 2      635,161



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